Short-term Bank Borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Interest expense	$ 180,744	$ 137,160	$ 97,790